Loans Receivable and Allowance for Loan Losses - Troubled Debt Restructurings by Class (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) Loan	Mar. 31, 2015 USD ($) Loan	Mar. 31, 2014 USD ($) Loan
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | Loan	2	2
Pre-restructuring Outstanding Recorded Investment	$ 248	$ 269
Post-restructuring Outstanding Recorded Investment	238	274
Charge-off Recorded Upon Restructuring	$ 23	$ 7
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | Loan			1
Pre-restructuring Outstanding Recorded Investment			$ 237
Post-restructuring Outstanding Recorded Investment			210
Charge-off Recorded Upon Restructuring			$ 27
Consumer [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | Loan		1
Pre-restructuring Outstanding Recorded Investment		$ 13
Post-restructuring Outstanding Recorded Investment		$ 13